Note 14 - Employee Benefits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	1 year
Defined Contribution Plan Employer Voluntary Matching Bank Contribution	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Contributions by Employer	$ 156,000	$ 156,000	$ 143,000
Retirement Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan Annual Vesting Percentage	20.00%
Directors Retirement Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	5 years
Retirement Benefits Term	10 years
Postretirement Benefits Percentage of Compensation	25.00%
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 99,000	$ 65,000	$ 115,000
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	160,000
Stock Option and Restricted Stock Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Omnibus Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0